UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05845

Invesco Senior Loan Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626‑1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/2023

ITEM 1.	REPORTS TO STOCKHOLDERS.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e‑1 under the Investment Company Act of 1940 is as follows:

Semiannual Report to Shareholders	August 31, 2023
Invesco Senior Loan Fund
Nasdaq:
A: VSLAX ∎ C: VSLCX ∎ Y: VSLYX ∎ IB: XPRTX ∎ IC: XSLCX

2	Fund Performance
4	Schedule of Investments
24	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
39	Fund Expenses
40	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data is provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 2/28/23 to 8/31/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.34%
Class C Shares	4.95
Class Y Shares	5.47
Class IB Shares	5.47
Class IC Shares	5.39
Credit Suisse Leveraged Loan Index▼ (Style-Specific Index)	5.56

Source(s): ▼Bloomberg LP

The Credit Suisse Leveraged Loan Index represents tradable, senior‑secured, US‑dollar‑denominated, non-investment grade loans.
 The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
 A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
 Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                         Invesco Senior Loan Fund

Average Annual Total Returns
As of 8/31/23, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	3.44%
10 Years	3.69
5 Years	2.67
1 Year	5.66

Class C Shares
Inception (2/18/05)	2.86%
10 Years	3.26
5 Years	2.58
1 Year	7.19

Class Y Shares
Inception (11/8/13)	4.21%
5 Years	3.62
1 Year	9.42

Class IB Shares
Inception (10/4/89)	4.80%
10 Years	4.29
5 Years	3.62
1 Year	9.43

Class IC Shares
Inception (6/13/03)	4.23%
10 Years	4.15
5 Years	3.47
1 Year	9.27
The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
 Class A share performance reflects the maximum 3.25% sales charge. Class A shares have no early withdrawal charges, except that an early withdrawal charge of 1.00% may be imposed on certain repurchases of Class A shares made by the Fund within eighteen months of purchase upon which a sales charge was not paid; such charge is not reflected in the returns shown above. Class C share performance reflects a maximum early withdrawal charge of 1% for the first year after purchase. Class IB shares and Class IC shares are not continuously offered. Class Y, Class IB and Class IC shares do not have a front-end sales charge or a CDSC, therefore performance is at net asset value. Class Y, Class IB and Class IC shares do not have early withdrawal charges.
 The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3       Invesco Senior Loan Fund

Schedule of Investments
August 31, 2023
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–100.56%(b)(c)
Aerospace & Defense–3.39%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.21%	10/03/2026	EUR	161	$ 161,930
Barnes Group, Inc., Term Loan B(d)	-	08/10/2030		$225	225,831
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. SOFR + 3.75%)	9.17%	07/02/2029		820	820,525
Term Loan (1 mo. SOFR + 2.50%)	8.18%	06/07/2028		477	472,078
Castlelake Aviation Ltd.
Incremental Term Loan (1 mo. SOFR + 2.75%)	8.00%	10/22/2027		1,061	1,061,137
Term Loan (3 mo. USD LIBOR + 2.75%)	8.30%	10/22/2026		1,473	1,473,883
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. SOFR + 3.50%)	9.31%	04/08/2026		253	252,881
Term Loan B-2 (1 mo. SOFR + 3.50%)	8.81%	04/08/2026		135	135,033
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. SOFR + 3.75%)	9.20%	04/30/2028		578	579,574
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. SOFR + 2.75%)	8.20%	09/22/2028		518	512,727
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.33%	09/22/2028		203	203,019
Peraton Corp.
First Lien Term Loan B (1 mo. SOFR + 3.75%)	9.18%	02/01/2028		154	152,817
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.23%	02/01/2029		1,296	1,274,935
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. SOFR + 4.00%)	8.99%	09/13/2029		352	351,244
Rand Parent LLC (Atlas Air), Term Loan B (1 mo. SOFR + 4.25%)	9.49%	02/09/2030		888	862,922
Spirit AeroSystems, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.62%	01/14/2027		853	852,387
Titan Acquisition Holdings L.P., Term Loan B (1 mo. SOFR + 4.50%)(e)	9.81%	04/27/2030		499	500,217
TransDigm, Inc.
Term Loan H (1 mo. SOFR + 3.25%)	8.49%	02/28/2027		68	68,447
Term Loan I (1 mo. SOFR + 3.25%)	8.49%	08/24/2028		3,301	3,306,811
					13,268,398

Air Transport–3.75%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (1 mo. SOFR + 4.75%)	10.34%	04/20/2028		4,649	4,835,092
Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	9.13%	08/11/2028		700	702,188
American Airlines, Inc., Term Loan (1 mo. SOFR + 2.75%)	8.54%	02/09/2028		847	844,409
Avolon Borrower 1 (US) LLC
Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	6.91%	02/12/2027		18	17,765
Term Loan B-6 (1 mo. SOFR + 2.50%)	7.81%	06/08/2028		498	498,605
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.00%)	7.60%	08/02/2024	EUR	405	436,916
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.76%	06/21/2027		1,195	1,247,647
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (1 mo. SOFR + 3.75%)	9.08%	10/20/2027		611	635,988
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	9.29%	04/21/2028		3,878	3,893,666
WestJet Airlines Ltd. (Canada), Term Loan (3 mo. SOFR + 3.00%)	8.42%	12/11/2026		1,598	1,569,655
					14,681,931

Automotive–2.89%
Adient PLC, Term Loan B-1 (1 mo. SOFR + 3.25%)	8.70%	04/10/2028		807	809,033
Autokiniton US Holdings, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.95%	04/06/2028		1,390	1,385,286
Belron Group S.A., First Lien Term Loan B (3 mo. SOFR + 2.75%)	8.16%	04/06/2029		581	581,844
Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.68%	07/28/2028	GBP	184	214,512
Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	481	419,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
DexKo Global, Inc., Incremental Term Loan (1 mo. SOFR + 4.25%)	9.60%	10/04/2028		$300	$ 293,250
Driven Holdings LLC, Term Loan B (1 mo. SOFR + 3.00%)	8.43%	12/16/2028		305	299,048
Engineered Components & Systems LLC (aka CentroMotion), Term Loan B(d)(e)	-	07/25/2030		500	496,354
First Brands Group Intermediate LLC
Term Loan B (6 mo. SOFR + 5.00%)	10.88%	03/30/2027		740	731,033
Term Loan B (1 mo. SOFR + 5.00%)	10.88%	03/30/2027		1,661	1,641,261
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. SOFR + 4.50%)	9.93%	11/09/2027		1,497	1,456,470
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. SOFR + 4.00%)	9.45%	05/04/2028		1,848	1,845,306
Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. SOFR + 3.75%)	9.08%	05/06/2030		633	633,057
PowerStop LLC, Term Loan B (3 mo. USD LIBOR + 4.75%)	10.18%	01/24/2029		627	521,715
					11,327,936

Beverage & Tobacco–2.35%
AI Aqua Merger Sub, Inc., Term Loan B (d)	-	07/31/2028		1,432	1,429,472
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.06%	07/31/2028		5,323	5,313,108
City Brewing Co. LLC, Term Loan B (3 mo. SOFR + 3.50%)	9.07%	03/31/2028		2,745	1,811,709
Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. SOFR + 6.00%)	11.34%	01/20/2030		798	651,205
					9,205,494

Brokers, Dealers & Investment Houses–0.27%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	8.95%	08/02/2028		521	515,549
Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	12.03%	08/05/2029		20	19,596
Zebra Buyer LLC, Term Loan (3 mo. SOFR + 4.00%)	9.24%	11/01/2028		538	537,853
					1,072,998

Building & Development–2.56%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. SOFR + 2.50%)	7.93%	08/27/2025		154	153,834
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	9.62%	07/06/2028	GBP	109	126,505
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.43%	04/01/2028		1,671	1,379,334
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. SOFR + 3.75%)	9.25%	12/22/2028		984	978,324
Second Lien Term Loan (3 mo. SOFR + 6.75%)(e)	12.25%	12/21/2029		303	270,793
Janus International Group LLC, Term Loan B (1 mo. SOFR + 3.25%)	8.67%	07/25/2030		234	234,817
LBM Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.18%	12/17/2027		0	484
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.18%	02/16/2029		1,993	1,769,823
Mayfair Mall LLC, Term Loan (1 mo. SOFR + 3.25%)(e)	8.68%	04/20/2024		512	466,192
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.84%	04/29/2029		1,232	1,230,008
Quikrete Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 2.63%)	8.07%	02/01/2027		608	607,926
Term Loan B (1 mo. SOFR + 3.00%)	8.32%	03/18/2029		1,279	1,281,352
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.95%	07/21/2028		1,378	1,341,990
SRS Distribution, Inc., Term Loan (3 mo. SOFR + 3.50%)	8.93%	06/02/2028		190	187,487
					10,028,869

Business Equipment & Services–12.64%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Incremental Term Loan (d)	-	05/11/2028		1,680	1,667,246
Camelot Finance L.P.
Incremental Term Loan (1 mo. SOFR + 3.00%)	8.45%	10/30/2026		1,538	1,540,003
Term Loan (1 mo. SOFR + 3.00%)	8.45%	10/30/2026		1,085	1,086,520
Checkout Holding Corp., Term Loan (3 mo. SOFR + 9.50%)	12.87%	05/10/2027		168	101,591
Cimpress USA, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.95%	05/17/2028		737	732,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	13.06%	02/15/2029		$587	$ 485,378
Term Loan B (1 mo. USD LIBOR + 4.00%)	9.56%	02/10/2028		1,362	1,311,357
Corporation Service Co., Term Loan B (1 mo. SOFR + 3.25%)	8.68%	11/02/2029		772	773,596
CRCI Longhorn Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 3.50%)	8.91%	08/08/2025		110	110,278
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.68%	08/08/2026		72	68,077
Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	11.01%	10/05/2028		623	592,348
Dakota Holding Corp.
First Lien Term Loan (3 mo. SOFR + 3.75%)	8.99%	04/09/2027		166	160,404
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	12.29%	04/07/2028		353	334,014
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. SOFR + 3.25%)	8.32%	01/18/2029		410	410,339
Revolver Loan (1 mo. SOFR + 3.00%)(e)	4.06%	09/11/2025		312	309,636
Revolver Loan(e)(f)	0.00%	09/11/2025		1,808	1,795,888
Term Loan B (1 mo. SOFR + 3.00%)	8.17%	02/06/2026		1,151	1,153,874
Garda World Security Corp. (Canada)
Term Loan (1 mo. SOFR + 4.25%)	9.57%	02/01/2029		1,276	1,276,304
Term Loan B-2 (1 mo. SOFR + 4.25%)	9.67%	10/30/2026		1,785	1,786,074
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.45%	05/12/2028		2,904	2,831,284
Grandir (The Education Group) (France), Term Loan B (3 mo. EURIBOR + 4.25%)	8.03%	09/29/2028	EUR	244	265,240
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	7.85%	04/01/2028	EUR	518	550,105
Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. SOFR + 4.50%)	9.93%	10/28/2027		867	832,549
KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR + 5.75%)	9.45%	09/30/2029	EUR	102	108,668
Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.12%	08/08/2028		400	400,147
Monitronics International, Inc.
Term Loan(d)(e)	-	11/15/2023		2,074	2,074,368
Term Loan(d)(e)	-	11/15/2023		695	694,675
Term Loan (3 mo. SOFR + 7.50%)	13.00%	06/30/2028		4,230	4,286,697
NAS LLC (d.b.a. Nationwide Marketing Group)
First Lien Term Loan (3 mo. SOFR + 6.50%)(e)	11.89%	06/03/2024		1,708	1,690,784
Revolver Loan (3 mo. SOFR + 6.50%)(e)	11.89%	06/03/2024		103	101,693
Revolver Loan(e)(f)	0.00%	06/03/2024		411	406,768
Term Loan (3 mo. SOFR + 6.50%)(e)	11.89%	06/03/2024		4,919	4,869,913
Term Loan (3 mo. SOFR + 6.50%)(e)	11.89%	06/03/2024		934	925,149
OCM System One Buyer CTB LLC, Term Loan (3 mo. SOFR + 4.00%)	9.11%	03/02/2028		732	728,043
Orchid Merger Sub II LLC, Term Loan (1 mo. SOFR + 4.75%)	10.14%	07/27/2027		1,576	1,156,288
Protect America, Revolver Loan(d)(e)	-	09/01/2024		569	529,301
QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	10.06%	06/23/2024	GBP	2,109	2,649,623
Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. SOFR + 3.00%)	8.33%	02/24/2030		453	452,353
Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	9.20%	08/28/2028		1,292	1,280,138
Skillsoft Corp., Term Loan (1 mo. SOFR + 4.75%)	10.68%	07/14/2028		585	545,764
Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	10.44%	06/05/2028	GBP	232	265,105
Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	9.23%	03/04/2028		4,996	4,209,073
Tempo Acquisition LLC, Term Loan B (1 mo. SOFR + 3.00%)	8.33%	08/31/2028		59	59,009
Thermostat Purchaser III, Inc.
First Lien Delayed Draw Term Loan (1 mo. SOFR + 4.50%)(e)	9.89%	08/31/2028		12	11,857
First Lien Delayed Draw Term Loan(e)(f)	0.00%	08/31/2028		13	13,186
Term Loan B (1 mo. SOFR + 4.50%)(e)	10.07%	08/30/2028		538	534,321
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	11.28%	03/20/2027		526	459,965
WebHelp (France), Term Loan B (1 mo. SOFR + 4.00%)	8.81%	08/04/2028		878	878,436
					49,505,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–1.91%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. SOFR + 5.00%)	10.31%	10/31/2027		$320	$ 304,317
Atlantic Broadband Finance LLC, Incremental Term Loan B-5 (1 mo. SOFR + 2.50%)	7.95%	09/01/2028		78	76,651
CSC Holdings LLC, Term Loan B (1 mo. SOFR + 4.50%)	9.81%	01/15/2028		584	551,539
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. SOFR + 4.00%)	9.63%	08/14/2026		525	495,216
Term Loan B-11 (1 mo. SOFR + 2.75%)	8.38%	07/31/2025		150	145,167
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	7.43%	04/30/2028		205	198,629
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	7.67%	04/30/2028		193	186,719
Term Loan AX (1 mo. USD LIBOR + 2.93%)	8.35%	01/31/2029		1,980	1,922,787
Virgin Media 02 - LG (United Kingdom)
Term Loan Q (1 mo. SOFR + 3.25%)	8.67%	01/31/2029		2,443	2,420,443
Term Loan Y (1 mo. SOFR + 3.25%)	8.31%	03/06/2031		1,165	1,154,638
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.50%)	7.92%	04/30/2028		27	26,169
					7,482,275

Chemicals & Plastics–6.18%
AkzoNobel Chemicals
Incremental Term Loan (1 mo. SOFR + 4.00%)	9.35%	03/03/2028		904	903,307
Term Loan (1 mo. SOFR + 4.00%)	9.32%	04/03/2028		847	845,511
Aruba Investments, Inc., Second Lien Term Loan (1 mo. SOFR + 7.75%)	13.18%	11/24/2028		611	563,888
Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.52%	07/03/2028	EUR	184	175,078
Ascend Performance Materials Operations LLC, Term Loan (6 mo. SOFR + 4.75%)	9.71%	08/27/2026		2,476	2,421,818
Axalta Coating Systems U.S. Holdings, Inc.
Term Loan B (1 mo. SOFR + 2.50%)	7.81%	12/20/2029		150	150,803
Term Loan B-4 (1 mo. SOFR + 3.00%)	8.24%	12/20/2029		1,044	1,047,262
BES (Discovery Purchaser Corp.)
First Lien Term Loan (3 mo. SOFR + 4.38%)	9.62%	10/03/2029		604	581,221
Second Lien Term Loan (1 mo. SOFR + 7.00%)(e)	12.27%	08/03/2030		347	323,588
Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. SOFR + 4.00%)	9.12%	02/26/2029		262	261,923
Charter NEX US, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.20%	12/01/2027		1,100	1,095,219
Chemours Co. (The), Term Loan B (1 mo. SOFR + 3.50%)	8.83%	08/10/2028		1,661	1,640,569
Cyanco Intermediate 2 Corp., Term Loan B (1 mo. SOFR + 4.75%)	10.08%	07/07/2028		377	378,498
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. SOFR + 5.25%)	10.75%	11/01/2028		1,556	1,420,106
Flint Group (ColourOz Inv) (Germany)
First Lien Term Loan (3 mo. EURIBOR + 4.25%)	7.27%	09/21/2023	EUR	0	121
First Lien Term Loan C(d)	-	09/21/2023		0	53
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(g)	5.75%	09/21/2024		26	7,828
Term Loan(d)	-	07/24/2026		3	2,529
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. SOFR + 3.75%)	9.39%	05/28/2029		137	136,142
H.B. Fuller Co.
Term Loan B (1 mo. SOFR + 2.50%)	7.58%	02/08/2030		514	515,653
Term Loan B(d)	-	02/15/2030		161	161,431
ICP Group Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.25%	12/29/2027		463	376,102
INEOS Enterprises (-Holdings II Ltd./-US Finco LLC) (United Kingdom), Incremental Term Loan B (1 mo. SOFR + 3.75%)	9.27%	06/22/2030		584	578,099
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)(e)	9.18%	03/03/2030		373	371,758
INEOS US Finance LLC
Term Loan (1 mo. SOFR + 3.75%)	8.95%	11/08/2027		484	483,018
Term Loan (1 mo. SOFR + 3.50%)(e)	8.93%	02/09/2030		1,000	995,128
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	7.52%	12/23/2027	EUR	187	199,683
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. SOFR + 3.50%)	8.95%	06/30/2027		62	62,112
Momentive Performance Materials USA, Inc., Term Loan B (1 mo. SOFR + 4.50%)	9.83%	03/22/2028		854	848,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
Nobian Finance B.V., Term Loan (3 mo. EURIBOR + 3.15%)	6.77%	07/01/2026	EUR	789	$ 832,577
Oxea Corp., Term Loan B-2 (1 mo. SOFR + 3.25%)	8.92%	10/14/2024		$378	377,024
Potters Industries LLC, Term Loan B (3 mo. SOFR + 4.00%)	9.34%	12/14/2027		423	424,402
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.39%	11/03/2025		622	621,516
Quantix, Incremental Term Loan (3 mo. SOFR + 6.25%)(e)	11.65%	05/03/2025		2,004	2,003,879
Trinseo Materials Finance, Inc.
Term Loan (1 mo. SOFR + 2.00%)	7.54%	09/06/2024		160	157,990
Term Loan B (1 mo. SOFR + 2.50%)	7.95%	03/18/2028		963	746,520
Tronox Finance LLC, Term Loan (1 mo. SOFR + 3.50%)	8.81%	08/10/2028		488	485,392
Univar, Inc., Term Loan B (3 mo. SOFR + 4.50%)	9.82%	06/22/2030		1,436	1,433,108
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	9.31%	09/22/2028		567	567,088
					24,196,705

Clothing & Textiles–0.88%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. SOFR + 3.50%)	8.93%	12/21/2028		2,255	2,258,914
Second Lien Term Loan (1 mo. SOFR + 6.00%)	11.43%	12/20/2029		162	163,771
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. SOFR + 3.25%)	8.88%	04/28/2028		1,030	1,028,369
					3,451,054

Conglomerates–0.28%
APi Group DE, Inc., Incremental Term Loan (1 mo. SOFR + 2.75%)	8.20%	01/03/2029		474	475,541
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.50%)	7.28%	03/16/2029	EUR	234	252,380
Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. SOFR + 5.00%)(e)	10.42%	02/23/2029		169	169,720
Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.18%	02/02/2026		216	206,972
					1,104,613

Containers & Glass Products–3.24%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	9.29%	03/11/2028		1,187	1,177,955
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.43%	12/14/2028		600	545,824
Duran Group (Germany), Term loan C-2 (1 mo. SOFR + 5.50%)(e)	10.33%	05/31/2026		1,998	1,978,069
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	7.96%	10/31/2023	EUR	896	905,295
Term Loan B-3-A (3 mo. EURIBOR + 4.25%)	7.89%	10/31/2023	EUR	425	429,773
LABL, Inc. (Multi-Color), Term Loan (1 mo. SOFR + 5.00%)	10.43%	10/29/2028		2,084	2,081,228
Libbey Glass, Inc., Term Loan B (1 mo. SOFR + 6.50%)(e)	4.75%	11/22/2027		1,741	1,679,739
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	9.49%	07/07/2028		416	400,242
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.40%	10/04/2028		1,071	857,142
Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.65%	10/04/2029		224	125,910
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. SOFR + 4.25%)	9.61%	07/12/2029		2,512	2,518,460
					12,699,637

Cosmetics & Toiletries–0.81%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.59%	05/10/2027		2,425	2,376,281
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.71%	06/29/2028	EUR	765	801,814
					3,178,095

Drugs–0.00%
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. SOFR + 2.00%)	7.43%	11/15/2027		5	4,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Ecological Services & Equipment–1.10%
Anticimex (Sweden)
Term Loan B-1 (3 mo. SOFR + 3.50%)	8.45%	11/16/2028		$337	$ 335,583
Term Loan B-2 (1 mo. SOFR + 4.75%)(e)	9.84%	11/16/2028		235	235,282
Term Loan B-4 (3 mo. SOFR + 4.00%)	8.95%	11/16/2028		410	409,056
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	9.29%	05/11/2025		981	978,501
GFL Environmental, Inc. (Canada), Term Loan (1 mo. SOFR + 3.00%)	8.47%	05/31/2027		234	234,620
Groundworks LLC
Delayed Draw Term Loan (3 mo. SOFR + 6.50%)(e)	1.00%	03/14/2030		46	44,499
Delayed Draw Term Loan(e)(f)	0.00%	03/14/2030		110	107,479
Revolver Loan(e)(f)	0.00%	03/14/2029		50	48,633
Term Loan B (3 mo. SOFR + 6.50%)(e)	11.81%	01/31/2030		854	832,841
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.38%	12/31/2025	EUR	166	162,801
Patriot Container Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.18%	03/20/2025		434	409,451
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.76%)	14.13%	11/02/2028		827	519,757
					4,318,503

Electronics & Electrical–10.53%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. SOFR + 5.60%)	10.49%	02/01/2030		206	200,603
AppLovin Corp., Term Loan (1 mo. SOFR + 3.00%)	8.43%	10/25/2028		975	974,665
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.63%	10/02/2025	EUR	20	21,562
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.00%)	9.52%	04/18/2025		444	442,749
Central Parent, Inc., First Lien Term Loan (3 mo. SOFR + 4.50%)	9.49%	07/06/2029		833	834,258
CommScope, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.70%	04/06/2026		484	446,650
ConnectWise LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.95%	10/01/2028		340	334,347
Diebold Nixdorf, Inc., Term Loan (3 mo. SOFR + 7.50%)	12.82%	08/11/2028		233	232,043
Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	10.45%	11/01/2028		704	705,591
E2Open LLC, Term Loan (1 mo. SOFR + 3.50%)	8.95%	02/04/2028		1,363	1,364,644
Entegris, Inc., Term Loan B (1 mo. SOFR + 2.75%)	7.99%	07/06/2029		306	306,600
EverCommerce, Term Loan B (1 mo. SOFR + 3.25%)	8.70%	07/01/2028		503	503,629
Go Daddy Operating Co. LLC, Term Loan (1 mo. SOFR + 3.00%)	7.83%	11/09/2029		69	69,404
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	10.27%	08/31/2027		3,647	2,369,675
Idemia (Oberthur Tech/Morpho/OBETEC) (France), Term Loan B (1 mo. SOFR + 4.75%)	10.06%	09/30/2028		1,447	1,449,242
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.39%	01/11/2027		988	993,344
Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.55%	10/17/2028	EUR	274	297,937
Infinite Electronics
Second Lien Term Loan (3 mo. SOFR + 7.00%)	12.50%	03/02/2029		253	220,337
Term Loan B (3 mo. SOFR + 3.25%)	9.25%	03/02/2028		1,321	1,296,809
Informatica Corp., Term Loan (1 mo. SOFR + 2.75%)	8.20%	10/27/2028		469	468,960
ION Corporates, Term Loan B (1 mo. SOFR + 4.25%)	9.60%	07/12/2030		298	295,977
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(e)	11.80%	08/17/2028	GBP	333	414,326
Term Loan 2 (3 mo. SOFR + 7.01%)(e)	12.38%	08/17/2028		441	423,534
Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.39%	08/13/2028		1,396	1,077,891
McAfee Enterprise, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.88%	07/27/2029		629	282,837
McAfee LLC, Term Loan B-1 (1 mo. SOFR + 4.50%)	9.17%	03/01/2029		1,059	1,042,172
Natel Engineering Co., Inc., Term Loan (1 mo. SOFR + 6.25%)	11.68%	04/29/2026		2,072	1,608,487
Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(e)	9.49%	03/03/2028	EUR	784	782,448
NCR Corp., Term Loan B (1 mo. SOFR + 2.50%)	7.95%	08/28/2026		642	641,841
Open Text Corp. (Canada), Term Loan B (1 mo. SOFR + 2.75%)	8.18%	01/31/2030		2,136	2,140,752
Project Accelerate Parent LLC, First Lien Term Loan (1 mo. SOFR + 4.25%)	9.88%	01/02/2025		1,182	1,177,262
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	8.70%	08/31/2028		1,565	1,552,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Quest Software US Holdings, Inc., Term Loan B (3 mo. SOFR + 4.25%)	9.77%	02/01/2029		$2,928	$ 2,409,849
RealPage, Inc., Term Loan B (1 mo. SOFR + 3.00%)	8.45%	04/24/2028		1,689	1,672,760
Renaissance Holding Corp., Term Loan (3 mo. SOFR + 4.75%)	9.99%	03/16/2030		217	218,065
Riverbed Technology, Inc., Class B (3 mo. SOFR + 2.50%)	7.74%	07/01/2028		1,269	770,080
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.95%	10/31/2025		681	591,051
Second Lien Term Loan (1 mo. SOFR + 8.00%)(e)	13.43%	11/02/2026		190	140,368
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (3 mo. SOFR + 4.25%)	9.88%	03/03/2028		189	188,495
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	9.18%	05/16/2025		1,086	1,072,656
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.93%	05/18/2026		269	255,325
Term Loan B(d)	-	05/16/2028		2,172	2,145,312
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. SOFR + 3.75%)	9.22%	05/04/2026		1,553	1,555,710
Second Lien Incremental Term Loan (3 mo. SOFR + 5.25%)	10.62%	05/03/2027		154	154,030
UST Holdings Ltd., Term Loan B (1 mo. SOFR + 3.75%)	8.95%	11/19/2028		697	686,879
Utimaco (Germany)
Term Loan B-1 (3 mo. EURIBOR + 6.00%)(e)	10.03%	05/31/2029	EUR	1,940	1,996,092
Term Loan B-2 (3 mo. SOFR + 6.25%)(e)	11.81%	05/31/2029		1,089	1,022,261
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.45%	09/01/2025		422	358,227
WebPros, Term Loan (3 mo. USD LIBOR + 5.51%)	10.75%	02/18/2027		1,034	1,032,314
					41,242,261

Financial Intermediaries–1.27%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. SOFR + 3.75%)	8.95%	04/07/2028		1,803	1,785,121
Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.20%	07/20/2026		111	109,461
LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	9.20%	09/15/2028		1,504	1,260,642
Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. SOFR + 4.00%)(e)	9.38%	02/18/2027		842	785,217
Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan B (3 mo. SOFR + 4.00%)	9.39%	06/17/2029		766	765,544
First Lien Term Loan B (1 mo. SOFR + 4.75%)	9.50%	06/22/2029		277	277,927
					4,983,912

Food Products–3.15%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. SOFR + 4.00%)	9.33%	12/18/2026		937	937,612
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	2,162	1,995,098
BrightPet (AMCP Pet Holdings, Inc.)
Revolver Loan (3 mo. USD LIBOR + 6.25%)(e)	0.50%	10/05/2026		126	120,182
Revolver Loan(e)(f)	0.00%	10/05/2026		210	200,049
Term Loan (3 mo. SOFR + 7.00%)(e)	13.14%	10/05/2026		2,291	2,185,577
Florida Food Products LLC
First Lien Term Loan (1 mo. SOFR + 5.00%)(e)	10.33%	10/18/2028		416	358,098
First Lien Term Loan (1 mo. SOFR + 5.00%)	10.45%	10/18/2028		3,044	2,625,909
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	13.45%	10/08/2029		609	502,619
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		745	679,820
Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		568	516,650
Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. SOFR + 3.75%)	8.56%	11/10/2029		310	310,735
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.20%	09/22/2028		167	152,952
Term Loan B (1 mo. SOFR + 3.50%)	8.95%	09/23/2027		132	131,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products–(continued)
Sigma Bidco (Netherlands)
Term Loan B (3 mo. EURIBOR + 5.00%)	7.41%	01/02/2028	EUR	427	$ 453,758
Term Loan B (1 mo. SOFR + 4.75%)	8.21%	01/02/2028		$697	682,276
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	492	467,973
					12,321,177

Food Service–0.69%
Areas (Telfer Inv/Financiere Pax), Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	1,401	1,462,698
Euro Garages (Netherlands)
Term Loan B (6 mo. USD LIBOR + 4.00%)	9.16%	02/07/2025		399	400,027
Term Loan B (1 mo. SOFR + 4.00%)	9.16%	02/07/2025		569	569,951
Term Loan B (2 mo. SOFR + 4.25%)	9.41%	03/31/2026		285	285,197
					2,717,873

Forest Products–0.16%
NewLife Forest Restoration LLC, Term Loan (d)(e)	-	11/30/2023		611	610,604

Health Care–3.42%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Incremental Term Loan B (1 mo. SOFR + 5.25%)(e)	9.90%	06/08/2028		590	559,420
Term Loan B (1 mo. SONIA + 4.75%)	9.94%	06/08/2028	GBP	295	361,977
Ascend Learning LLC, First Lien Term Loan (1 mo. SOFR + 3.50%)	8.92%	12/11/2028		40	38,759
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.50%)	8.57%	02/15/2029		2,617	2,589,664
Biogroup-LCD (France), Term Loan B (3 mo. EURIBOR + 3.25%)	7.00%	02/09/2028	EUR	292	309,423
Bracket Intermediate Holding Corp. (Signant), Term Loan (1 mo. SOFR + 5.00%)	10.42%	05/03/2028		580	578,189
Cerba (Chrome Bidco) (France), Term Loan C (3 mo. EURIBOR + 4.00%)	7.63%	02/14/2029	EUR	248	267,123
Certara Holdco, Inc., Term Loan B (1 mo. SOFR + 3.50%)	9.18%	08/14/2026		399	400,393
Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	7.42%	02/22/2029	EUR	312	336,631
Curium BidCo S.a.r.l. (Luxembourg), Term Loan(d)(e)	-	07/31/2029		323	323,330
Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.43%	04/17/2028	GBP	371	403,509
Explorer Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 4.50%)	9.95%	02/04/2027		1,012	991,939
Global Medical Response, Inc.
Term Loan (1 mo. SOFR + 4.25%)	9.88%	03/14/2025		309	219,135
Term Loan (1 mo. USD LIBOR + 4.25%)	9.78%	10/02/2025		1,025	727,061
ICON PLC
Term Loan (3 mo. SOFR + 2.25%)	7.75%	07/03/2028		12	11,840
Term Loan (3 mo. SOFR + 2.25%)	7.75%	07/03/2028		48	47,520
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	9.25%	09/07/2028		628	628,310
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.45%	12/18/2028		993	849,207
Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.58%	12/17/2029		401	253,546
MJH Healthcare Holdings LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.93%	01/28/2029		106	106,224
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	7.46%	12/15/2027	EUR	139	149,280
Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.46%	12/15/2027	EUR	80	86,230
Sharp Midco LLC, Incremental Term Loan B(d)(e)	-	12/31/2028		200	199,824
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. SOFR + 4.75%)	10.43%	11/24/2028		909	911,646
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (3 mo. SOFR + 3.75%)	9.09%	10/01/2026		295	295,677
TTF Holdings LLC (Soliant), Term Loan B (1 mo. USD LIBOR + 4.00%)	9.45%	03/31/2028		490	490,950
Verscend Holding Corp., Term Loan B-1 (1 mo. SOFR + 4.00%)	9.45%	08/27/2025		764	765,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–(continued)
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (3 mo. SOFR + 4.50%)	10.05%	01/15/2028		$340	$ 303,550
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.80%	01/15/2029		235	204,599
					13,409,999

Home Furnishings–2.23%
Hilding Anders AB (Sweden)
Term Loan (3 mo. EURIBOR + 5.00%)	1.25%	02/28/2026	EUR	227	112,429
Term Loan (6 mo. EURIBOR + 10.00%)(e)	13.62%	12/31/2026	EUR	17	18,397
Term Loan (6 mo. EURIBOR + 0.00%)(e)	1.25%	02/26/2027	EUR	211	0
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.89%	02/26/2029		2,428	2,365,573
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.95%	09/25/2028		1,942	1,930,495
Serta Simmons Bedding LLC, Term Loan (1 mo. SOFR + 7.50%)	12.69%	06/29/2028		1,371	1,374,400
SIWF Holdings, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.45%	10/06/2028		1,229	1,028,215
TGP Holdings III LLC, Term Loan B (1 mo. SOFR + 3.25%)	8.68%	06/29/2028		477	434,196
VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.20%	07/01/2029		319	285,575
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. SOFR + 4.25%)	9.68%	10/30/2027		311	281,952
Term Loan B (1 mo. SOFR + 3.25%)	8.70%	10/30/2027		975	884,559
					8,715,791

Industrial Equipment–5.79%
Arconic Rolled Products Corp., Term Loan B (1 mo. SOFR + 4.50%)	9.88%	07/26/2030		709	710,604
Chart Industries, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.16%	03/14/2030		1,050	1,051,716
CIRCOR International, Inc., Term Loan (1 mo. SOFR + 5.50%)	10.93%	12/20/2028		663	665,854
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	9.87%	04/16/2026		240	237,001
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. SOFR + 5.50%)	10.74%	06/08/2029		1,152	1,003,615
DXP Enterprises, Inc., Term Loan (1 mo. SOFR + 4.75%)	10.44%	12/23/2027		854	854,097
EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. SOFR + 3.00%)	8.33%	05/05/2030		1,491	1,494,449
Kantar (Summer BC Bidco) (United Kingdom)
Term Loan B (3 mo. USD LIBOR + 5.00%)	10.50%	12/04/2026		856	824,191
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	7.71%	12/04/2026	EUR	699	740,752
Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.30%	06/21/2028		1,322	1,317,110
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.75%)	8.18%	08/17/2029		38	37,991
MX Holdings US, Inc., Term Loan B-1-C (1 mo. SOFR + 2.50%)	7.95%	07/31/2025		259	258,981
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	9.73%	03/08/2025		771	755,233
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. SOFR + 5.50%)(e)	10.84%	02/28/2027		775	561,719
First Lien Term Loan (3 mo. SOFR + 7.00%)	12.34%	02/28/2027		3,114	2,748,570
First Lien Term Loan (3 mo. SOFR + 3.00%)(e)	8.34%	02/28/2027		2,394	2,417,841
Tank Holding Corp.
Revolver Loan (1 mo. SOFR + 5.75%)(e)	0.38%	03/31/2028		106	103,339
Revolver Loan(e)(f)	0.00%	03/31/2028		123	119,479
Term Loan (1 mo. SOFR + 6.00%)	13.00%	03/31/2028		3,414	3,318,937
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	9.38%	07/30/2027		1,984	1,983,449
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (1 mo. SOFR + 7.00%)(e)	12.51%	11/19/2029		165	142,470
Term Loan B (1 mo. SOFR + 3.75%)	9.26%	11/15/2028		1,466	1,344,958
					22,692,356

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Insurance–1.75%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.95%	02/15/2027		$1,407	$ 1,382,511
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	9.70%	02/15/2027		762	760,535
Term Loan (1 mo. SOFR + 5.75%)	11.12%	02/15/2027		716	719,734
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	8.93%	11/06/2027		853	853,137
Term Loan B (1 mo. SOFR + 3.50%)	8.81%	11/05/2027		37	36,899
AmWINS Group LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.20%	02/19/2028		424	424,487
Hub International Ltd., Term Loan B (1 mo. SOFR + 4.25%)	9.58%	06/08/2030		486	487,936
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. SOFR + 3.75%)	9.08%	02/24/2028		198	198,116
USI, Inc.
Term Loan (3 mo. SOFR + 3.25%)	8.79%	12/02/2026		236	236,834
Term Loan (1 mo. SOFR + 3.75%)	8.99%	11/22/2029		1,755	1,758,900
					6,859,089

Leisure Goods, Activities & Movies–4.23%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. SOFR + 3.25%)	8.33%	01/15/2030		785	787,610
Callaway Golf Co., Term Loan B (1 mo. SOFR + 3.50%)	8.93%	03/09/2030		743	743,141
Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.70%	10/18/2028		3,793	3,791,004
Term Loan (1 mo. SOFR + 3.00%)	8.32%	08/08/2027		267	267,188
Crown Finance US, Inc. (United Kingdom), Term Loan (1 mo. SOFR + 8.50%)	14.38%	07/31/2028		2,160	2,178,898
Fitness International LLC, Term Loan B (3 mo. SOFR + 3.25%)	8.77%	04/18/2025		920	914,388
Lakeland Tours LLC, PIK Term Loan, 13.25% PIK Rate(g)	13.25%	09/25/2027		346	272,866
Nord Anglia Education, Term Loan B (1 mo. SOFR + 4.50%)	9.92%	01/25/2028		558	559,809
OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. SOFR + 5.00%)(e)	10.32%	05/20/2029		845	847,531
Royal Caribbean Cruises Ltd.
Revolver Loan(e)(f)	0.00%	04/05/2024		2,275	2,206,301
Revolver Loan(d)(e)	-	04/12/2024		594	581,631
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. SOFR + 3.00%)	8.45%	08/25/2028		458	457,778
Six Flags Theme Parks, Inc., Term Loan B (1 mo. SOFR + 1.75%)	7.18%	04/17/2026		229	228,641
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(e)	17.25%	06/30/2025		133	132,716
Term Loan A(e)(f)	0.00%	06/30/2025		162	162,334
Term Loan B (3 mo. SOFR + 4.75%)(e)	0.00%	06/30/2025		1,690	1,689,713
Vue International Bidco PLC (United Kingdom)
Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	194	200,929
Term Loan (6 mo. EURIBOR + 8.00%)	4.86%	12/31/2027	EUR	1,000	566,609
					16,589,087

Lodging & Casinos–3.83%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. SOFR + 3.75%)	9.20%	02/02/2026		910	868,332
First Lien Term Loan (1 mo. SOFR + 4.75%)	10.18%	02/02/2026		1,122	1,086,951
Bally’s Corp., Term Loan B (3 mo. SOFR + 3.25%)	9.10%	10/02/2028		1,074	1,045,473
Caesars Entertainment, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.68%	02/06/2030		1,803	1,806,954
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	9.33%	08/02/2027		140	138,582
Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. SOFR + 3.25%)	8.75%	07/04/2028		1,096	1,097,708
Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. SOFR + 2.50%)	7.93%	11/30/2029		227	227,430
GVC Finance LLC, Incremental Term Loan (6 mo. SOFR + 3.50%)	8.44%	10/31/2029		1,616	1,621,212
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. SOFR + 3.00%)	8.45%	08/02/2028		687	689,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–(continued)
HotelBeds (United Kingdom)
Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.76%	09/12/2028	EUR	1,882	$ 2,009,827
Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	2,012	2,169,090
Ontario Gaming GTA L.P. (One Toronto Gaming), First Lien Term Loan B (1 mo. SOFR + 4.25%)	9.62%	07/20/2030		$607	609,528
PCI Gaming Authority, Term Loan B (1 mo. SOFR + 2.50%)	7.95%	05/29/2026		63	63,145
Scientific Games Lottery
First Lien Term Loan (3 mo. SOFR + 3.50%)	8.77%	04/04/2029		954	950,532
Term Loan B (3 mo. EURIBOR + 4.00%)	7.59%	01/31/2029	EUR	247	265,167
Travel + Leisure Co., Incremental Term Loan (1 mo. SOFR + 4.00%)	9.35%	12/14/2029		347	347,248
					14,996,311

Nonferrous Metals & Minerals–1.49%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. SOFR + 4.00%)	9.45%	06/09/2028		770	733,101
Second Lien Term Loan (1 mo. SOFR + 7.25%)	12.70%	06/11/2029		57	51,534
AZZ, Inc., Term Loan (1 mo. SOFR + 4.25%)	9.67%	05/13/2029		1,182	1,185,898
Covia Holdings Corp., Term Loan (3 mo. SOFR + 4.00%)	9.53%	07/31/2026		1,151	1,146,118
Form Technologies LLC
First Lien Term Loan (3 mo. SOFR + 4.50%)	10.02%	07/19/2025		653	609,576
First Lien Term Loan (3 mo. SOFR + 9.00%)	14.52%	10/22/2025		542	417,379
SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (3 mo. SOFR + 4.00%)	9.63%	03/16/2027		1,703	1,702,989
					5,846,595

Oil & Gas–2.99%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. SOFR + 3.75%)	9.06%	02/01/2030		1,004	994,355
Gulf Finance LLC, Term Loan (1 mo. SOFR + 6.75%)	12.63%	08/25/2026		1,276	1,281,122
McDermott International Ltd.
LOC(e)(f)	0.00%	06/28/2024		2,136	1,591,402
LOC (1 mo. SOFR + 4.00%)(e)	4.09%	06/30/2024		999	698,963
PIK Second Lien Term Loan, 3.00% PIK Rate, 6.45% Cash Rate(g)	3.00%	09/25/2025		520	278,257
Term Loan (1 mo. SOFR + 3.00%)(e)	8.45%	06/30/2024		92	66,425
Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. SOFR + 4.25%)	9.77%	02/14/2030		1,164	1,159,689
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. SOFR + 6.75%)(e)	11.99%	03/18/2024		469	473,862
Term Loan (1 mo. USD LIBOR + 7.00%)	12.54%	03/19/2024		635	635,283
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. SOFR + 8.00%)
(Acquired 08/03/2021-10/14/2022; Cost $2,821,838)(h)	13.45%	08/27/2026		2,865	2,858,427
TransMontaigne Partners LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.93%	11/17/2028		1,370	1,368,025
WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. SOFR + 3.25%)	8.49%	01/25/2030		311	311,989
					11,717,799

Publishing–3.45%
Adtalem Global Education, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.45%	08/12/2028		370	371,027
Cengage Learning, Inc., Term Loan B (3 mo. SOFR + 4.75%)	10.32%	06/29/2026		2,650	2,647,905
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. SOFR + 3.50%)	8.85%	08/21/2026		984	964,944
Dotdash Meredith, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.42%	12/01/2028		2,963	2,863,295
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.68%	04/09/2029		2,410	2,235,449
Second Lien Term Loan B (1 mo. SOFR + 8.00%)	13.83%	04/08/2030		1,115	957,429
McGraw-Hill Education, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	10.20%	07/28/2028		2,126	2,088,686
Micro Holding L.P., Term Loan B-3 (1 mo. SOFR + 4.25%)	9.58%	05/03/2028		1,431	1,377,178
					13,505,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Radio & Television–0.41%
Diamond Sports Holdings LLC, Second Lien Term Loan (i)(j)	0.00%	08/24/2026		$1,304	$ 36,569
iHeartCommunications, Inc., Second Lien Incremental Term Loan (1 mo. SOFR + 3.25%)	8.70%	05/01/2026		220	197,398
Sinclair Television Group, Inc.
Term Loan B-3 (1 mo. SOFR + 3.00%)	8.45%	04/01/2028		332	251,274
Term Loan B-4 (1 mo. SOFR + 3.75%)	9.18%	04/21/2029		1,197	871,964
Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	8.70%	05/05/2028		265	263,000
					1,620,205

Retailers (except Food & Drug)–3.33%
Action Holding B.V. (Netherlands), Term Loan B-3-A (3 mo. EURIBOR + 3.75%)	7.35%	09/21/2028	EUR	147	160,386
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	9.20%	03/06/2028		3,096	3,092,332
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. SOFR + 3.50%)	8.80%	11/08/2027		1,583	1,582,312
Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	298	321,519
Term Loan B-2 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	171	185,077
Term Loan B-3 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	333	359,426
Term Loan B-4 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	526	568,035
Term Loan B-5 (6 mo. EURIBOR + 5.25%)	9.43%	04/08/2026	EUR	117	126,339
Lakeshore Intermediate LLC, First Lien Term Loan (1 mo. SOFR + 3.50%)	8.95%	09/29/2028		152	151,175
Petco Animal Supplies, Inc., First Lien Term Loan (3 mo. SOFR + 3.25%)	8.75%	03/02/2028		1,406	1,399,908
PetSmart, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.18%	02/11/2028		4,540	4,536,637
Savers, Inc., Term Loan(d)	-	04/26/2028		567	572,529
					13,055,675

Surface Transport–2.16%
Carriage Purchaser, Inc., Term Loan B (1 mo. SOFR + 4.25%)	9.70%	09/30/2028		202	198,859
First Student Bidco, Inc.
Incremental Term C (3 mo. SOFR + 4.00%)	9.34%	07/21/2028		113	111,913
Incremental Term Loan B (3 mo. SOFR + 4.00%)	9.34%	07/21/2028		1,622	1,603,405
Term Loan B (3 mo. SOFR + 3.00%)	8.50%	07/21/2028		1,150	1,123,039
Term Loan C (3 mo. SOFR + 3.00%)	8.50%	07/21/2028		431	420,947
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	10.45%	02/26/2027	EUR	1,769	1,576,706
Novae LLC, Term Loan B (3 mo. SOFR + 5.00%)	10.34%	12/22/2028		239	217,679
Odyssey Logistics & Technology Corp., Term Loan B (1 mo. SOFR + 4.50%)	9.92%	10/12/2027		479	477,059
PODS LLC
Incremental Term Loan B (1 mo. SOFR + 4.00%)	9.45%	04/01/2028		1,840	1,805,291
Term Loan B (1 mo. SOFR + 3.00%)	8.45%	04/01/2028		117	113,641
STG - XPOI Opportunity, Term Loan B (1 mo. SOFR + 6.00%)(e)	11.39%	03/24/2028		859	827,066
					8,475,605

Telecommunications–4.77%
Avaya, Inc., Term Loan (1 mo. SOFR + 8.50%)
(Acquired 02/17/2021-08/31/2023; Cost $1,800,679)(h)	7.00%	05/15/2029		458	383,688
Cablevision Lightpath LLC, Term Loan (1 mo. SOFR + 3.25%)	8.67%	11/30/2027		520	511,033
CCI Buyer, Inc. (Consumer Cellular), Term Loan (3 mo. SOFR + 3.75%)	9.24%	12/17/2027		2,817	2,791,951
CenturyLink, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.70%	03/15/2027		1,294	851,426
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	8.68%	11/22/2028		18	17,818
Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. SOFR + 5.25%)	10.68%	04/27/2027		581	583,615
Term Loan (1 mo. SOFR + 4.75%)	10.43%	04/27/2027		1,033	1,037,150
Frontier Communications Corp., Term Loan B (1 mo. SOFR + 3.75%)	9.20%	05/01/2028		236	230,612
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. SOFR + 3.50%)	8.83%	12/11/2026		581	580,983
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. SOFR + 4.25%)	9.77%	02/01/2029		3,231	3,234,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–(continued)
Iridium Satellite LLC, Term Loan B (1 mo. SOFR + 2.50%)	7.93%	11/04/2026	$25	$ 25,236
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. SOFR + 4.50%)	9.84%	11/30/2025	23	3,326
Second Lien Term Loan (3 mo. SOFR + 6.70%)	12.11%	11/01/2027	3,536	1,290,585
Term Loan (3 mo. SOFR + 6.44%)	11.85%	11/01/2027	1,459	1,116,177
Third Lien Term Loan (3 mo. SOFR + 9.25%)(e)	14.66%	11/01/2027	1,357	271,292
SBA Senior Finance II LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	7.19%	04/11/2025	11	11,275
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.43%	12/07/2026	1,730	1,249,968
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. SOFR + 5.40%)	6.57%	05/02/2026	1,509	609,116
Third Lien Term Loan(d)(e)	-	05/02/2027	151	0
Viasat, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.83%	03/02/2029	1,147	1,124,531
Voyage Digital (NC) Ltd., Term Loan B (3 mo. SOFR + 4.50%)	9.63%	05/10/2029	795	796,478
Windstream Services LLC, Term Loan (1 mo. SOFR + 6.25%)	11.68%	09/21/2027	1,773	1,695,227
Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. SOFR + 4.25%)	9.66%	03/09/2027	346	279,398
				18,695,680

Utilities–2.66%
APLP Holdings L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.75%)	9.29%	05/14/2027	228	227,168
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. SOFR + 2.75%)	8.20%	08/01/2025	340	339,885
Incremental Term Loan (1 mo. SOFR + 3.75%)	9.08%	08/01/2025	1,059	1,061,919
Covanta Energy Corp.
Term Loan B (1 mo. SOFR + 3.00%)	8.31%	11/30/2028	639	640,565
Term Loan C (1 mo. SOFR + 3.00%)	8.31%	11/30/2028	48	48,042
Generation Bridge LLC, Term Loan B (1 mo. SOFR + 4.25%)	9.56%	08/07/2029	655	656,312
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	9.20%	11/09/2026	1,780	1,749,019
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. SOFR + 4.00%)	9.73%	08/14/2026	782	684,486
Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	11.08%	02/01/2027	2,449	2,230,766
Term Loan C (1 mo. SOFR + 5.75%)	11.08%	02/01/2027	139	126,171
Nautilus Power LLC, Term Loan (1 mo. SOFR + 5.25%)	10.75%	11/16/2026	1,164	882,743
Pike Corp., Term Loan (1 mo. SOFR + 3.50%)	8.83%	01/21/2028	220	220,509
Talen Energy Supply LLC
Term Loan B (1 mo. SOFR + 4.50%)	9.88%	05/27/2030	990	995,192
Term Loan C (1 mo. SOFR + 4.50%)	9.88%	05/27/2030	562	564,254
				10,427,031
Total Variable Rate Senior Loan Interests (Cost $409,062,146)				394,009,714

			Shares
Common Stocks & Other Equity Interests–9.53%(k)
Aerospace & Defense–0.48%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $587,458)(e)(h)			342	1,867,385

Automotive–0.00%
ThermaSys Corp. (Acquired 12/31/2018; Cost $474,958)(e)(h)			676,996	0

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(e)			298	0
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 07/15/2010; Cost $7,938,060)(e)(h)			780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)			9	0
				0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16       Invesco Senior Loan Fund

	Shares	Value

Business Equipment & Services–2.02%
Monitronics International, Inc. (Acquired 06/30/2023; Cost $1,635,945)(e)(h)	81,269	$ 1,706,649
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $3,381,699)(e)(h)	25,611	6,202,931
		7,909,580

Containers & Glass Products–0.02%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $32,297)(h)	7,940	62,527

Drugs–0.01%
Inotiv, Inc., Conv.	7,462	27,908

Electronics & Electrical–0.03%
Diebold Nixdorf, Inc.	6,869	122,337
Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $4,474)(e)(h)	34,413	4,474
		126,811

Financial Intermediaries–0.06%
RJO Holdings Corp.(e)	2,851	142,578
RJO Holdings Corp., Class A(e)	2,314	115,692
RJO Holdings Corp., Class B(e)	3,000	30
		258,300

Home Furnishings–0.21%
Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $8,149)(h)	52,572	809,609

Leisure Goods, Activities & Movies–1.06%
Crown Finance US, Inc.	99,652	2,158,114
Crown Finance US, Inc.	672	14,545
USF S&H Holdco LLC(e)	1,785	2,000,585
Vue International Bidco PLC(e)	987,581	0
		4,173,244

Lodging & Casinos–0.43%
Bally’s Corp.(l)	72,757	1,207,766
Caesars Entertainment, Inc.(l)	8,413	464,902
		1,672,668

Oil & Gas–4.74%
HGIM Corp.(e)	13,962	516,594
McDermott International Ltd.(l)	210,471	33,675
McDermott International Ltd.(e)	657,235	99,900
NexTier Oilfield Solutions, Inc.(l)	44,006	466,904
QuarterNorth Energy Holding, Inc. (Acquired 06/02/2021-10/29/2021; Cost $5,080,040)(e)(h)	78,026	13,190,295
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(e)	14,855	255,506
QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $171,654)(e)(h)	28,609	12,874
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,246,273)(e)(h)	84,254	75,829
Seadrill Ltd.(l)	69,695	3,390,666
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $759,465)(h)	73,367	1,027
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,947,502)(h)	382,888	526,471
		18,569,741

Radio & Television–0.09%
iHeartMedia, Inc., Class A(l)	101,257	365,538
iHeartMedia, Inc., Class B(e)(l)	17	68
		365,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17       Invesco Senior Loan Fund

			Shares	Value

Retailers (except Food & Drug)–0.08%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $716,681)(h)			446	$ 157,958
Toys ’R’ Us-Delaware, Inc.(e)			17	41,828
Vivarte S.A.S.(e)			233,415	112,479
				312,265

Surface Transport–0.16%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $420,320)(e)(h)			4,992	224,640
Commercial Barge Line Co.(e)			4,110	102,750
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/03/2023-08/18/2023; Cost $0)(e)(h)			54,468	25,532
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/17/2023; Cost $0)(e)(h)			46,329	28,955
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $441,875)(h)			5,248	236,160
				618,037

Telecommunications–0.04%
Avaya Holdings Corp. (Acquired 05/01/2023; Cost $240,465)(h)			16,031	137,602
Avaya, Inc. (Acquired 05/01/2023; Cost $43,620)(h)			2,908	24,961
				162,563

Utilities–0.10%
Vistra Operations Co. LLC, Rts., expiring 12/31/2046			366,133	406,408
Total Common Stocks & Other Equity Interests (Cost $45,245,217)				37,342,652

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–3.72%

Aerospace & Defense–0.25%
Rand Parent LLC (m)	8.50%	02/15/2030	$1,049	1,000,108

Air Transport–0.03%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $113,837)(e)(h)	5.75%	07/15/2025	114	111,708

Automotive–0.08%
Clarios Global L.P./Clarios US Finance Co. (m)	6.75%	05/15/2028	334	333,434

Building & Development–0.66%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/17/2021; Cost $1,042,078)(h)(m)	4.50%	04/01/2027	1,045	873,709
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/13/2020-11/19/2020; Cost $1,726,034)(h)(m)	5.75%	05/15/2026	1,873	1,720,659
				2,594,368

Cable & Satellite Television–0.45%
Altice Financing S.A. (Luxembourg) (m)	5.75%	08/15/2029	22	17,447
Altice Financing S.A. (Luxembourg)(m)	5.00%	01/15/2028	693	564,109
Altice France S.A. (France)(m)	5.50%	01/15/2028	328	246,097
Altice France S.A. (France)(m)	5.50%	10/15/2029	305	220,582
Virgin Media Secured Finance PLC (United Kingdom)(m)	4.50%	08/15/2030	849	717,630
				1,765,865

Chemicals & Plastics–0.62%
SK Invictus Intermediate II S.a.r.l. (m)	5.00%	10/30/2029	1,971	1,621,088
Windsor Holdings III LLC (Acquired 06/22/2023-07/13/2023; Cost $797,504)(h)(m)	8.50%	06/15/2030	801	805,495
				2,426,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cosmetics & Toiletries–0.09%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC (m)	6.63%	07/15/2030		$341	$ 341,409

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (m)	7.88%	05/15/2026		36	30,656

Food Service–0.10%
eG Global Finance PLC (United Kingdom) (m)	6.75%	02/07/2025		380	374,836

Health Care–0.05%
Global Medical Response, Inc. (Acquired 09/24/2020; Cost $298,000)(h)(m)	6.50%	10/01/2025		298	206,234

Industrial Equipment–0.13%
Arsenal AIC Parent LLC (m)	8.00%	10/01/2030		90	92,024
Chart Industries, Inc.(m)	7.50%	01/01/2030		93	95,408
Emerald Debt Merger Sub LLC(m)	6.63%	12/15/2030		335	330,200
					517,632

Lodging & Casinos–0.14%
Caesars Entertainment, Inc. (m)	7.00%	02/15/2030		218	219,048
Ontario Gaming GTA L.P. (Canada)(m)	8.00%	08/01/2030		316	319,719
					538,767

Publishing–0.23%
McGraw-Hill Education, Inc. (m)	5.75%	08/01/2028		1,017	903,503

Radio & Television–0.08%
Diamond Sports Group LLC/Diamond Sports Finance Co. (i)(j)(m)	0.00%	08/15/2026		825	20,468
iHeartCommunications, Inc.(m)	4.75%	01/15/2028		194	149,711
Univision Communications, Inc.(m)	7.38%	06/30/2030		133	128,842
					299,021

Retailers (except Food & Drug)–0.29%
Evergreen Acqco 1 L.P./TVI, Inc. (m)	9.75%	04/26/2028		1,094	1,141,819

Telecommunications–0.51%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (m)	6.75%	10/01/2026		911	865,146
Windstream Escrow LLC/Windstream Escrow Finance Corp.(m)	7.75%	08/15/2028		1,387	1,125,721
					1,990,867
Total U.S. Dollar Denominated Bonds & Notes (Cost $16,493,849)					14,576,810

Non-U.S. Dollar Denominated Bonds & Notes–3.40%(n)

Automotive–0.24%
Cabonline Group Holding AB (Sweden)(e)(m)	14.00%	10/31/2023	SEK	681	58,485
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(j)(m)(o)	0.00%	04/19/2026	SEK	10,000	662,191
Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(m)(o)	8.10%	09/30/2028	EUR	206	213,162
					933,838

Building & Development–0.19%
APCOA Parking Holdings GmbH (Germany)(m)	4.63%	01/15/2027	EUR	147	141,967
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(m)(o)	8.66%	01/15/2027	EUR	272	293,222
Haya Holdco 2 PLC (United Kingdom) (3 mo. EURIBOR + 9.00%)(m)(o)	12.77%	11/30/2025	EUR	246	98,587
Ideal Standard International S.A. (Belgium)(m)	6.38%	07/30/2026	EUR	316	213,303
					747,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19       Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cable & Satellite Television–0.24%
Altice Financing S.A. (Luxembourg)(m)	3.00%	01/15/2028	EUR	260	$221,482

Altice Finco S.A. (Luxembourg)(m)	4.75%	01/15/2028	EUR	756	539,412

Altice France Holding S.A. (Luxembourg)(m)	8.00%	05/15/2027	EUR	336	177,262

					938,156

Chemicals & Plastics–0.04%
Herens Midco S.a.r.l. (Luxembourg)(m)	5.25%	05/15/2029	EUR	274	163,958

Electronics & Electrical–0.37%
Castor S.p.A. (Italy)(m)	6.00%	02/15/2029	EUR	660	676,875

Versuni Group B.V. (Netherlands)(m)	3.13%	06/15/2028	EUR	891	778,925

					1,455,800

Financial Intermediaries–1.37%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%) (Acquired 01/31/2018-11/09/2021; Cost $1,279,178)(h)(m)(o)	8.73%	08/01/2024	EUR	1,101	596,087

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(m)(o)	9.98%	05/01/2026	EUR	632	554,532

Garfunkelux Holdco 3 S.A. (Luxembourg)(m)	6.75%	11/01/2025	EUR	909	792,208

Kane Bidco Ltd. (United Kingdom)(m)	5.00%	02/15/2027	EUR	139	143,260

Kane Bidco Ltd. (United Kingdom)(m)	6.50%	02/15/2027	GBP	174	203,172

Sherwood Financing PLC (United Kingdom)(m)	4.50%	11/15/2026	EUR	200	189,099

Sherwood Financing PLC (United Kingdom)(m)	6.00%	11/15/2026	GBP	202	212,260

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(m)(o)	8.41%	11/15/2027	EUR	891	936,215

Very Group Funding PLC (The) (United Kingdom)(m)	6.50%	08/01/2026	GBP	1,101	1,112,310

Zenith Finco PLC (United Kingdom)(m)	6.50%	06/30/2027	GBP	632	619,651

					5,358,794

Health Care–0.13%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(m)(o)	9.28%	05/15/2029	EUR	486	528,180

Industrial Equipment–0.29%
Multiversity S.r.l. (Italy) (3 mo. EURIBOR + 4.25%)(m)(o)	7.98%	10/30/2028	EUR	694	752,163

Summer (BC) Holdco A S.a.r.l. (Luxembourg)(m)	9.25%	10/31/2027	EUR	450	395,092

					1,147,255

Leisure Goods, Activities & Movies–0.12%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(m)(o)	8.28%	06/15/2027	EUR	211	226,653

Deuce Finco PLC (United Kingdom)(m)	5.50%	06/15/2027	GBP	211	230,784

					457,437

Retailers (except Food & Drug)–0.41%
Douglas GmbH (Germany)(m)	6.00%	04/08/2026	EUR	788	820,610

Kirk Beauty SUN GmbH 9.00% PIK Rate, 8.25% Cash Rate (Germany)(g)(m)	9.00%	10/01/2026	EUR	767	770,863

					1,591,473

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,998,708)					13,321,970

			Shares
Preferred Stocks–0.85%(k)

Financial Intermediaries–0.05%
RJO Holdings Corp., Series A-2, Pfd.(e)				584	213,164

Oil & Gas–0.09%
McDermott International Ltd., Pfd.(e)				564	366,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20       Invesco Senior Loan Fund

			Shares	Value

Oil & Gas–(continued)
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $291,940)(e)(h)			292,193	$2,600

				369,147

Surface Transport–0.71%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $829,536)(h)			14,666	344,651

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $871,946)(h)			15,416	362,276

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $505,738)(h)			21,989	1,209,395

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $355,189)(h)			15,443	849,365

				2,765,687

Total Preferred Stocks (Cost $2,854,348)				3,347,998

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Municipal Obligations–0.53%

Arizona–0.53%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-07/01/2023; Cost $2,265,165) (Cost $744,399)(h)(m)	0.00%	01/01/2028	$2,435	2,064,025

TOTAL INVESTMENTS IN SECURITIES(p)–118.59% (Cost $491,398,667)				464,663,169

BORROWINGS–(18.50)%				(72,500,000)

OTHER ASSETS LESS LIABILITIES–(0.09)%				(330,392)

NET ASSETS–100.00%				$391,832,777

Investment Abbreviations:

Conv.	- Convertible
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
RB	- Revenue Bonds
Rts.	- Rights
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21       Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after August 31, 2023, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)
All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7. (g) All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.

(h)	Restricted security. The aggregate value of these securities at August 31, 2023 was $37,684,198, which represented 9.62% of the Fund’s Net Assets.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2023 was $719,228, which represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2023 was $29,851,097, which represented 7.62% of the Fund’s Net Assets.

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2023.
(p)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
The aggregate value of securities considered illiquid at August 31, 2023 was $63,362,584, which represented 16.17% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

09/29/2023	Barclays Capital	EUR	378,976	USD	414,683	$ 3,267

09/29/2023	Barclays Capital	GBP	103,279	USD	131,400	552

10/31/2023	Barclays Capital	EUR	11,732,407	USD	12,788,312	32,056

09/29/2023	BNP Paribas S.A.	EUR	11,762,234	USD	13,076,297	307,218

09/29/2023	BNP Paribas S.A.	GBP	2,148,457	USD	2,755,532	33,561

09/29/2023	BNP Paribas S.A.	SEK	3,000,000	USD	280,766	6,432

10/31/2023	BNP Paribas S.A.	GBP	2,183,538	USD	2,773,308	6,760

10/31/2023	Citibank N.A.	EUR	11,557,296	USD	12,603,243	37,379

09/29/2023	Morgan Stanley	EUR	11,940,450	USD	13,277,243	314,693

09/29/2023	Morgan Stanley	GBP	2,116,390	USD	2,714,338	32,993

09/29/2023	Morgan Stanley	SEK	8,602,912	USD	830,527	43,837

09/29/2023	Morgan Stanley	USD	21,978	SEK	240,597	24

10/31/2023	Morgan Stanley	GBP	2,183,538	USD	2,776,501	9,952

09/29/2023	Royal Bank of Canada	GBP	2,148,457	USD	2,758,938	36,967

09/29/2023	Royal Bank of Canada	USD	724,691	SEK	7,927,949	278

10/31/2023	Royal Bank of Canada	EUR	11,732,407	USD	12,784,804	28,548

10/31/2023	Royal Bank of Canada	GBP	2,150,948	USD	2,736,324	11,068

09/29/2023	State Street Bank & Trust Co.	EUR	11,940,450	USD	13,240,347	277,797

10/31/2023	State Street Bank & Trust Co.	EUR	84,324	USD	91,789	106

10/31/2023	State Street Bank & Trust Co.	GBP	16,377	USD	20,809	60

Subtotal–Appreciation						1,183,548

Currency Risk
09/29/2023	Barclays Capital	USD	12,768,249	EUR	11,732,407	(31,551)

09/29/2023	BNP Paribas S.A.	USD	2,772,630	GBP	2,183,055	(6,824)

09/29/2023	Citibank N.A.	USD	12,583,584	EUR	11,557,297	(36,986)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22       Invesco Senior Loan Fund

Open Forward Foreign Currency Contracts–(continued)
Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive		(Depreciation)
09/29/2023	Morgan Stanley	USD	1,105,299	EUR	1,000,000	$(19,699)

09/29/2023	Morgan Stanley	USD	2,775,833	GBP	2,183,055	(10,028)

09/29/2023	Morgan Stanley	USD	103,255	SEK	1,074,685	(4,981)

09/29/2023	Royal Bank of Canada	USD	12,764,859	EUR	11,732,407	(28,160)

09/29/2023	Royal Bank of Canada	USD	2,735,650	GBP	2,150,472	(11,125)

09/29/2023	Royal Bank of Canada	USD	221,112	SEK	2,359,681	(5,331)

10/31/2023	Royal Bank of Canada	SEK	7,943,697	USD	727,148	(297)

Subtotal–Depreciation						(154,982)

Total Forward Foreign Currency Contracts						$1,028,566

Abbreviations:
EUR –Euro
GBP –British Pound Sterling
SEK –Swedish Krona
USD –U.S. Dollar

Portfolio Composition†
By credit quality, based on total investments
as of August 31, 2023

BBB-	1.69%
BB+	1.00
BB	7.12
BB-	6.26
B+	14.03
B	19.06
B-	17.82
CCC+	4.98
CCC	4.44
CCC-	0.29
CC	0.13
D	0.58
Non-Rated	13.86
Equity	8.74
†Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23       Invesco Senior Loan Fund

Statement of Assets and Liabilities
August 31, 2023
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $491,398,667)	$464,663,169

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,183,548

Cash	4,244,461

Foreign currencies, at value (Cost $1,607,966)	1,607,199

Receivable for:
Investments sold	11,956,634

Fund shares sold	48,817

Interest	4,873,254

Investments matured, at value (Cost $17,197,391)	2,519,764

Investment for trustee deferred compensation and retirement plans	22,336

Other assets	27,886

Total assets	491,147,068

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	154,982

Payable for:
Borrowings	72,500,000

Investments purchased	16,920,630

Dividends	1,216,671

Fund shares reacquired	13,679

Accrued fees to affiliates	268,692

Accrued interest expense	572,682

Accrued trustees’ and officers’ fees and benefits	1,293

Accrued other operating expenses	461,262

Trustee deferred compensation and retirement plans	65,457

Unfunded loan commitments	7,138,943

Total liabilities	99,314,291

Net assets applicable to common shares	$391,832,777

Net assets applicable to common shares consist of:
Shares of beneficial interest	$670,547,121

Distributable earnings (loss)	(278,714,344)

$391,832,777

Net Assets:

Class A	$49,576,321

Class C	$36,259,523

Class Y	$1,344,109

Class IB	$282,339,457

Class IC	$22,313,367

Common shares outstanding, no par value, with an unlimited number of common shares authorized:

Class A	8,390,412

Class C	6,120,949

Class Y	227,461

Class IB	47,785,514

Class IC	3,777,018

Class A:
Net asset value per share	$5.91

Maximum offering price per share (Net asset value of $5.91 ÷ 96.75%)	$6.11

Class C:
Net asset value and offering price per share	$5.92

Class Y:
Net asset value and offering price per share	$5.91

Class IB:
Net asset value and offering price per share	$5.91

Class IC:
Net asset value and offering price per share	$5.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24       Invesco Senior Loan Fund

Statement of Operations
For the six months ended August 31, 2023
(Unaudited)

Investment income:
Interest	$23,831,856

Dividends	2,095,620

Other income	563

Total investment income	25,928,039

Expenses:
Advisory fees	1,755,554

Administrative services fees	489,196

Custodian fees	41,036

Distribution fees:
Class A	61,823

Class C	178,234

Class IC	16,516

Interest, facilities and maintenance fees	2,388,348

Transfer agent fees	213,129

Trustees’ and officers’ fees and benefits	9,952

Registration and filing fees	30,720

Reports to shareholders	287,059

Professional services fees	125,441

Other	14,946

Total expenses	5,611,954

Net investment income	20,316,085

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(14,797,429)

Foreign currencies	106,069

Forward foreign currency contracts	(462,455)

(15,153,815)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	15,533,123

Foreign currencies	61,386

Forward foreign currency contracts	(549,442)

15,045,067

Net realized and unrealized gain (loss)	(108,748)

Net increase in net assets resulting from operations	$20,207,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25       Invesco Senior Loan Fund

Statement of Changes in Net Assets
For the six months ended August 31, 2023 and the year ended February 28, 2023
(Unaudited)

	August 31,	February 28,
	2023	2023

Operations:
Net investment income	$20,316,085	$28,521,064

Net realized gain (loss)	(15,153,815)	(6,008,150)

Change in net unrealized appreciation (depreciation)	15,045,067	(26,187,431)

Net increase (decrease) in net assets resulting from operations	20,207,337	(3,674,517)

Distributions to shareholders from distributable earnings:
Class A	(2,236,940)	(4,428,637)

Class C	(1,479,493)	(2,947,658)

Class Y	(56,635)	(89,041)

Class IB	(13,093,963)	(25,369,125)

Class IC	(1,007,944)	(1,934,890)

Total distributions from distributable earnings	(17,874,975)	(34,769,351)

Return of capital:
Class A	–	(340,351)

Class C	–	(226,534)

Class Y	–	(6,843)

Class IB	–	(1,949,671)

Class IC	–	(148,700)

Total return of capital	–	(2,672,099)

Total distributions	(17,874,975)	(37,441,450)

Share transactions–net:
Class A	(1,187,445)	(3,195,720)

Class C	(62,710)	(4,666,346)

Class Y	362,128	8,802

Class IB	(5,135,957)	(9,101,956)

Class IC	(80,862)	(794,905)

Net increase (decrease) in net assets resulting from share transactions	(6,104,846)	(17,750,125)

Net increase (decrease) in net assets	(3,772,484)	(58,866,092)

Net assets:
Beginning of period	395,605,261	454,471,353

End of period	$391,832,777	$395,605,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26       Invesco Senior Loan Fund

Statement of Cash Flows
For the six months ended August 31, 2023
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$20,207,337

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:

Purchases of investments	(69,055,215)

Proceeds from sales of investments	77,830,318

Proceeds from sales of short-term investments, net	56,569

Accretion of discount on investment securities	(3,441,296)

Net realized loss from investment securities	14,797,429

Net change in unrealized appreciation on investment securities	(15,533,123)

Net change in unrealized depreciation of forward foreign currency contracts	549,442

Change in operating assets and liabilities:

Decrease in receivables and other assets	250,329

Decrease in accrued expenses and other payables	(381,530)

Net cash provided by operating activities	25,280,260

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(6,012,798)

Proceeds from shares of beneficial interest sold	3,695,344

Repayment of borrowings	(10,000,000)

Disbursements from shares of beneficial interest reacquired	(21,451,787)

Net cash provided by (used in) financing activities	(33,769,241)

Net decrease in cash and cash equivalents	(8,488,981)

Cash and cash equivalents at beginning of period	14,340,641

Cash and cash equivalents at end of period	$5,851,660

Non-cash financing activities:

Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$11,669,620

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$2,670,134

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27       Invesco Senior Loan Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)	Total borrowings (000’s omitted)	Asset Coverage per $1,000 unit of senior indebtedness (d)
Class A
Six months ended 08/31/23	$5.87	$0.30	$ 0.00	$ 0.30	$(0.26)	$-	$(0.26)	$5.91	5.34%		$ 49,576	3.00	%(e)	3.00	%(e)	1.77	%(e)	10.29	%(e)	14%	$ 72,500	$6,405
Year ended 02/28/23	6.46	0.41	(0.46)	(0.05)	(0.50)	(0.04)	(0.54)	5.87	(0.46)		50,489	2.50		2.50		1.70		6.75		24	82,500	5,795
Year ended 02/28/22	6.43	0.25	0.10	0.35	(0.32)	-	(0.32)	6.46	5.49	(f)(g)	59,134	1.97	(g)	1.97	(g)	1.73	(g)	3.86	(g)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.11	0.34	(0.24)	(0.01)	(0.25)	6.43	5.77	(g)	59,821	2.05	(g)	2.05	(g)	1.71	(g)	3.80	(g)	64	82,500	6,835
Year ended 02/29/20	6.61	0.30	(0.26)	0.04	(0.31)	-	(0.31)	6.34	0.58	(g)	74,640	2.41	(g)	2.41	(g)	1.66	(g)	4.62	(g)	55	115,000	5,677
Year ended 02/28/19	6.72	0.28	(0.10)	0.18	(0.29)	-	(0.29)	6.61	3.19	(g)	90,789	2.46	(g)	2.46	(g)	1.71	(g)	4.25	(g)	44	160,000	5,009
Class C
Six months ended 08/31/23	5.89	0.28	(0.01)	0.27	(0.24)	-	(0.24)	5.92	4.77		36,260	3.75	(e)	3.75	(e)	2.52	(e)	9.54	(e)	14	72,500	6,405
Year ended 02/28/23	6.48	0.37	(0.46)	(0.09)	(0.46)	(0.04)	(0.50)	5.89	(1.18)		36,108	3.25		3.25		2.45		6.00		24	82,500	5,795
Year ended 02/28/22	6.44	0.20	0.11	0.31	(0.27)	-	(0.27)	6.48	4.86	(f)(g)	44,805	2.72	(g)	2.72	(g)	2.48	(g)	3.11	(g)	79	82,500	6,509
Year ended 02/28/21	6.36	0.18	0.10	0.28	(0.19)	(0.01)	(0.20)	6.44	4.81	(g)	47,919	2.80	(g)	2.80	(g)	2.46	(g)	3.05	(g)	64	82,500	6,835
Year ended 02/29/20	6.63	0.25	(0.26)	(0.01)	(0.26)	-	(0.26)	6.36	(0.16	)(g)	58,449	3.16	(g)	3.16	(g)	2.41	(g)	3.87	(g)	55	115,000	5,677
Year ended 02/28/19	6.73	0.23	(0.09)	0.14	(0.24)	-	(0.24)	6.63	2.50	(g)	77,951	3.21	(g)	3.21	(g)	2.46	(g)	3.50	(g)	44	160,000	5,009
Class Y
Six months ended 08/31/23	5.87	0.31	0.00	0.31	(0.27)	-	(0.27)	5.91	5.47		1,344	2.75	(e)	2.75	(e)	1.52	(e)	10.54	(e)	14	72,500	6,405
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)		983	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	-	(0.34)	6.46	5.75	(f)	1,077	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		1,045	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	-	(0.33)	6.34	0.83		2,436	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	-	(0.31)	6.61	3.47		2,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Class IB
Six months ended 08/31/23	5.87	0.31	0.00	0.31	(0.27)	-	(0.27)	5.91	5.47		282,339	2.75	(e)	2.75	(e)	1.52	(e)	10.54	(e)	14	72,500	6,405
Year ended 02/28/23	6.46	0.42	(0.45)	(0.03)	(0.52)	(0.04)	(0.56)	5.87	(0.21)		285,767	2.25		2.25		1.45		7.00		24	82,500	5,795
Year ended 02/28/22	6.43	0.27	0.10	0.37	(0.34)	-	(0.34)	6.46	5.75	(f)	324,116	1.72		1.72		1.48		4.11		79	82,500	6,509
Year ended 02/28/21	6.34	0.24	0.11	0.35	(0.25)	(0.01)	(0.26)	6.43	6.04		345,166	1.80		1.80		1.46		4.05		64	82,500	6,835
Year ended 02/29/20	6.61	0.32	(0.26)	0.06	(0.33)	-	(0.33)	6.34	0.83		372,576	2.16		2.16		1.41		4.87		55	115,000	5,677
Year ended 02/28/19	6.72	0.30	(0.10)	0.20	(0.31)	-	(0.31)	6.61	3.46		432,894	2.21		2.21		1.46		4.50		44	160,000	5,009
Class IC
Six months ended 08/31/23	5.87	0.30	0.01	0.31	(0.27)	-	(0.27)	5.91	5.39		22,313	2.90	(e)	2.90	(e)	1.67	(e)	10.39	(e)	14	72,500	6,405
Year ended 02/28/23	6.46	0.41	(0.45)	(0.04)	(0.51)	(0.04)	(0.55)	5.87	(0.36)		22,259	2.40		2.40		1.60		6.85		24	82,500	5,795
Year ended 02/28/22	6.43	0.26	0.10	0.36	(0.33)	-	(0.33)	6.46	5.60	(f)(g)	25,339	1.87	(g)	1.87	(g)	1.63	(g)	3.96	(g)	79	82,500	6,509
Year ended 02/28/21	6.34	0.23	0.12	0.35	(0.25)	(0.01)	(0.26)	6.43	5.88	(g)	27,422	1.95	(g)	1.95	(g)	1.61	(g)	3.90	(g)	64	82,500	6,835
Year ended 02/29/20	6.61	0.31	(0.26)	0.05	(0.32)	-	(0.32)	6.34	0.68	(g)	29,779	2.31	(g)	2.31	(g)	1.56	(g)	4.72	(g)	55	115,000	5,677
Year ended 02/28/19	6.72	0.29	(0.10)	0.19	(0.30)	-	(0.30)	6.61	3.30	(g)	36,854	2.36	(g)	2.36	(g)	1.61	(g)	4.35	(g)	44	160,000	5,009

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests.

(d)
Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(e)	Annualized.
(f)
Amount includes the effect of the Adviser pay-in for an economic loss of $0.01 per share. Had the pay-in not been made, the total return would have been 5.32%, 4.70%, 5.59%, 5.59%, and 5.43% for Class A, Class C, Class Y, Class IB and Class IC shares, respectively.

(g)
The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25% for Class A shares, 1.00% for Class C shares and 0.15% for Class IC shares for the six months ended August 31, 2023 and each of the years ended February 28, 2023, February 28, 2022, February 28, 2021, February 29, 2020 and February 28, 2019, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28       Invesco Senior Loan Fund

Notes to Financial Statements
August 31, 2023
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Senior Loan Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company that is operated as an interval fund and periodically offers its shares for repurchase.
The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s investment adviser seeks to achieve the Fund’s investment objective by investing primarily in adjustable rate senior loans. The Fund invests primarily in adjustable rate senior loans (“Senior Loans”). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund’s volatility.
The Fund continuously offers Class A, Class C and Class Y shares. The Fund also has outstanding Class IB and Class IC shares which are not continuously offered. Each class of shares differs in its initial sales load, contingent deferred sales charges (“CDSC”), the allocation of class-specific expenses and voting rights on matters affecting a single class. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies

29       Invesco Senior Loan Fund

and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain

30       Invesco Senior Loan Fund

tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees - Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications - Under the Fund’s organizational documents, each Trustee, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Cash and Cash Equivalents - For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
L.
Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Industry Focus - To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.
Bank Loan Risk - Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to

31       Invesco Senior Loan Fund

counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.
LIBOR Transition Risk - The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR was intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates ceased to be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
P.
Leverage Risk - The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.
Other Risks - The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Fund has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.900%
Next $1 billion	0.850%
Next $1 billion	0.825%
Next $500 million	0.800%
Over $3 billion	0.775%
 For the six months ended August 31, 2023, the effective advisory fee rate incurred by the Fund was 0.90%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

32       Invesco Senior Loan Fund

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund’s portfolio and providing certain services to the holders of the Fund’s securities. For the six months ended August 31, 2023, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the Fund’s custodian.
The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2023, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.
Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for Class A and Class C shares, and a service plan for Class A, Class C and Class IC shares (collectively, the “Plans”) to pay IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares. The fees are accrued daily and paid monthly.
With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses. For the six months ended August 31, 2023, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2023, IDI advised the Fund that IDI retained $2,051 in front-end sales commissions from the sale of Class A shares and $0, $1,396 and $0 from Class A, Class C and Class IC shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Fund are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.
Level 2 -  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$343,442,475	$50,567,239	$394,009,714

Common Stocks & Other Equity Interests	6,079,696	4,535,382	26,727,574	37,342,652

U.S. Dollar Denominated Bonds & Notes	–	14,465,102	111,708	14,576,810

Non-U.S. Dollar Denominated Bonds & Notes	–	13,263,485	58,485	13,321,970

Preferred Stocks	–	2,765,687	582,311	3,347,998

Municipal Obligations	–	2,064,025	–	2,064,025

Total Investments in Securities	6,079,696	380,536,156	78,047,317	464,663,169

Other Investments - Assets*

Investments Matured	–	–	2,519,764	2,519,764

Forward Foreign Currency Contracts	–	1,183,548	–	1,183,548

	–	1,183,548	2,519,764	3,703,312

33       Invesco Senior Loan Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Forward Foreign Currency Contracts	$–	$(154,982)	$–	$(154,982)

Total Other Investments	–	1,028,566	2,519,764	3,548,330

Total Investments	$6,079,696	$381,564,722	$80,567,081	$468,211,499

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2023:

	Value 02/28/23*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3**	Transfers out of Level 3**	Value 08/31/23
Variable Rate Senior Loan Interests	$57,180,497	$11,795,612	$(9,079,180)	$492,113	$15,477	$(321,776)	$8,337,077	$(17,852,581)	$50,567,239
Common Stocks & Other Equity Interests	26,770,351	2,231,098	(487,931)	–	(324,807)	(1,573,489)	166,069	(53,717)	26,727,574
Investments Matured	2,532,239	–	(12,475)	6,458	24	(6,482)	–	–	2,519,764
Preferred Stocks	604,460	245,850	(245,851)	–	(396,864)	374,716	–	–	582,311
U.S. Dollar Denominated Bonds & Notes	330,366	–	(227,133)	–	–	8,475	–	–	111,708
Non-U.S. Dollar Denominated Bonds & Notes	–	60,519	–	1,041	–	(3,075)	–	–	58,485
Total	$87,417,913	$14,333,079	$(10,052,570)	$499,612	$(706,170)	$(1,521,631)	$8,503,146	$(17,906,298)	$80,567,081

*	Prior year balances have been adjusted for a change in security classification.

**	Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 08/31/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
QuarterNorth Energy Holding, Inc.	$13,190,295	Valuation Service	N/A	N/A	N/A	(a)
My Alarm Center LLC, Class A	6,202,931	Valuation Service	N/A	N/A	N/A	(a)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	4,869,913	Valuation Service	N/A	N/A	N/A	(b)

(a)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)
Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4–Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

34       Invesco Senior Loan Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2023:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$1,183,548

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$1,183,548

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(154,982)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(154,982)

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Capital	$ 35,875	$ (31,551)	$ 4,324	$–	$–	$ 4,324

BNP Paribas S.A.	353,971	(6,824)	347,147	–	–	347,147

Citibank N.A.	37,379	(36,986)	393	–	–	393

Morgan Stanley	401,499	(34,708)	366,791	–	–	366,791

Royal Bank of Canada	76,861	(44,913)	31,948	–	–	31,948

State Street Bank & Trust Co.	277,963	–	277,963	–	–	277,963

Total	$1,183,548	$(154,982)	$1,028,566	$–	$–	$1,028,566

Effect of Derivative Investments for the six months ended August 31, 2023
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$ (462,455)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(549,442)
Total	$(1,011,897)
The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$149,136,311
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

35       Invesco Senior Loan Fund

NOTE 6–Cash Balances and Borrowings
The Fund has entered into a $90 million revolving credit and security agreement, which will expire on December 8, 2023. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the six months ended August 31, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $74,456,522 with an average interest rate of 3.11%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7–Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of August 31, 2023. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

BrightPet (AMCP Pet Holdings, Inc.)	Revolver Loan	$ 207,478	$ (7,429)

Dun & Bradstreet Corp. (The)	Revolver Loan	1,709,267	86,621

Groundworks LLC	Delayed Draw Term Loan	108,665	(1,186)

Groundworks LLC	Revolver Loan	48,470	163

McDermott International Ltd.	LOC	2,136,110	(544,708)

NAS LLC (d.b.a. Nationwide Marketing Group)	Revolver Loan	409,569	(2,801)

Royal Caribbean Cruises Ltd.	Revolver Loan	2,222,803	(16,502)

Tank Holding Corp.	Revolver Loan	120,962	(1,483)

Thermostat Purchaser III, Inc.	First Lien Delayed Draw Term Loan	13,285	(99)

USF S&H Holdco LLC	Term Loan A	162,334	0

		$7,138,943	$(487,424)

NOTE 8–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of February 28, 2023, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,393,756	$208,107,809	$222,501,565

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2023 was $64,706,402 and $73,444,616, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$28,193,836

Aggregate unrealized (depreciation) of investments	(71,348,526)

Net unrealized appreciation (depreciation) of investments	$(43,154,690)

36       Invesco Senior Loan Fund

Cost of investments for tax purposes is $511,366,189.
NOTE 10–Senior Loan Participation Commitments
The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
At the six months ended August 31, 2023, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$2,632,068	$2,575,649

Barclays Bank PLC	2,136,110	1,591,402

Citibank, N.A.	2,868,796	2,788,674
NOTE 11–Dividends
The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2023.

		Amount Per Share

Share Class	Record Date	Payable September 29, 2023
Class A	Daily	$0.0528
Class C	Daily	$0.0493
Class Y	Daily	$0.0540
Class IB	Daily	$0.0541
Class IC	Daily	$0.0533
NOTE 12–Repurchase of Shares
The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.
The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares at net asset value (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). During the six months ended August 31, 2023, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 17, 2023	6.0%	495,580	0.7%
April 21, 2023	6.0	758,745	1.1
May 19, 2023	6.0	677,017	1.0
June 16, 2023	6.0	689,119	1.0
July 21, 2023	6.0	606,932	0.9
August 18, 2023	6.0	456,528	0.7
NOTE 13–Share Information

	Summary of Share Activity
	Six months ended August 31, 2023(a)		Year ended February 28, 2023

	Shares	Amount	Shares	Amount

Sold:
Class A	304,197	$1,780,329	895,123	$5,540,443
Class C	137,617	807,980	197,424	1,238,609
Class Y	169,896	997,865	50,849	308,647
Class IB	15,638	91,023	36,722	218,373
Class IC	2,280	13,438	747	4,438

37       Invesco Senior Loan Fund

	Summary of Share Activity

	Six months ended August 31, 2023(a)		Year ended February 28, 2023

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	252,466	$1,471,724	515,781	$3,057,598

Class C	166,756	974,790	357,480	2,121,998

Class Y	4,743	27,634	7,073	42,038

Class IB	1,458,021	8,499,603	2,943,496	17,440,366

Class IC	119,386	695,869	242,618	1,437,096

Reacquired:
Class A	(765,376)	(4,439,498)	(1,962,024)	(11,793,761)

Class C	(317,302)	(1,845,480)	(1,336,433)	(8,026,953)

Class Y	(114,565)	(663,371)	(57,202)	(341,883)

Class IB	(2,360,919)	(13,726,583)	(4,459,744)	(26,760,695)

Class IC	(136,255)	(790,169)	(373,120)	(2,236,439)

Net increase (decrease) in share activity	(1,063,417)	$(6,104,846)	(2,941,210)	$(17,750,125)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

38       Invesco Senior Loan Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2023 through August 31, 2023.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
 The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (03/01/23)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/23)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,053.40	$15.48	$1,010.05	$15.16	3.00%
Class C	1,000.00	1,047.70	19.30	1,006.28	18.91	3.75
Class Y	1,000.00	1,054.70	14.20	1,011.31	13.90	2.75
Class IB	1,000.00	1,054.70	14.20	1,011.31	13.90	2.75
Class IC	1,000.00	1,053.90	14.97	1,010.56	14.66	2.90

[1]
The actual ending account value is based on the actual total return of the Fund for the period March 1, 2023 through August 31, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

39       Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2023, the Board of Trustees (the Board or the Trustees) of Invesco Senior Loan Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2023. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.
As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc.
(Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2023 and June 13, 2023, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.
The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2023.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board considered recent senior management changes at Invesco and Invesco Advisers, including the appointment of new Co-Heads of Investments, that had been presented to and discussed with the Board. The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end interval fund, including, but not limited to, leverage management and facilitation and management of the Fund’s monthly repurchase offers. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated

40       Invesco Senior Loan Fund

Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2022 to the performance of funds in the Broadridge performance universe comprised of all retail and institutional loan participation funds, regardless of asset size or primary channel of distribution and against the Credit Suisse Leveraged Loan Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one year period, the first quintile of its performance universe for the three year period and the second quintile of its performance universe for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds, and further noted that the Fund is unique relative to its peers in that it is a closed-end interval fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board also noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board considered that the Fund’s expense group was comprised of only three funds (including the Fund) and discussed with management reasons for the Fund’s ranking for actual and contractual management fees in such expense group.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits realized as to that Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

41       Invesco Senior Loan Fund

The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

42       Invesco Senior Loan Fund

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Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-05845	Invesco Distributors, Inc.	VK-SLO-SAR-1

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 17, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 17, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Senior Loan Fund

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	November 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 3, 2023